Net debt (Tables)	6 Months Ended
Jun. 27, 2026
Net debt
Schedule of net debt

	27 June	31 December	28 June
	2026	2025	2025
	$m	$m	$m
Bank overdrafts, borrowings and loans - current	508	83	18
Corporate bond[1]	2,670	2,478	2,603
Private placement notes	410	550	625
Borrowings	3,588	3,111	3,246
Cash and cash equivalents[2]	(754)	(557)	(676)
Asset balance on derivatives - interest rate swaps	(12)	(11)	(31)
Net debt excluding lease liabilities	2,822	2,543	2,539
Non-current lease liabilities	132	149	144
Current lease liabilities	65	67	64
Net debt	3,019	2,759	2,747
[1]	Corporate bond includes fair value adjustment relating to interest swaps.
[2]	In H1 2026, cash and cash equivalents include cash at bank of $504m (31 December 2025: $457m, 28 June 2025: $476m) and cash equivalents of $250m (31 December 2025: $100m, 28 June 2025: $200m).